Quarterly Holdings Report
for
Fidelity Freedom® 2050 Fund
June 30, 2023
F50-NPRT1-0823
1.833437.117
U.S. Treasury Obligations - 0.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 (b) (Cost $24,747,609)	24,840,000	24,756,931

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	27,904,725	289,372,001
Fidelity Series Blue Chip Growth Fund (c)	57,575,231	803,750,227
Fidelity Series Commodity Strategy Fund (c)	1,206,328	116,772,508
Fidelity Series Growth Company Fund (c)	82,045,180	1,498,144,980
Fidelity Series Intrinsic Opportunities Fund (c)	23,987,869	295,290,670
Fidelity Series Large Cap Stock Fund (c)	73,908,195	1,396,864,886
Fidelity Series Large Cap Value Index Fund (c)	30,180,991	436,718,936
Fidelity Series Opportunistic Insights Fund (c)	51,852,081	890,300,224
Fidelity Series Small Cap Core Fund (c)	240,416	2,469,068
Fidelity Series Small Cap Discovery Fund (c)	11,658,203	126,258,337
Fidelity Series Small Cap Opportunities Fund (c)	32,746,761	421,778,283
Fidelity Series Stock Selector Large Cap Value Fund (c)	77,474,229	974,625,796
Fidelity Series Value Discovery Fund (c)	58,821,100	871,728,704
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,689,050,581)		8,124,074,620

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	33,384,531	476,063,407
Fidelity Series Emerging Markets Fund (c)	46,329,896	385,001,435
Fidelity Series Emerging Markets Opportunities Fund (c)	109,243,199	1,851,672,222
Fidelity Series International Growth Fund (c)	76,100,095	1,250,324,559
Fidelity Series International Small Cap Fund (c)	20,415,697	331,346,768
Fidelity Series International Value Fund (c)	113,439,573	1,254,641,679
Fidelity Series Overseas Fund (c)	99,746,936	1,250,826,579
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,104,119,441)		6,799,876,649

Bond Funds - 7.2%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	1,727,877	13,650,229
Fidelity Series Emerging Markets Debt Fund (c)	10,755,475	79,590,512
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	2,849,372	26,784,101
Fidelity Series Floating Rate High Income Fund (c)	1,635,829	14,657,024
Fidelity Series High Income Fund (c)	10,052,015	82,326,000
Fidelity Series International Credit Fund (c)	616,547	4,753,577
Fidelity Series Investment Grade Bond Fund (c)	442,071	4,398,606
Fidelity Series Long-Term Treasury Bond Index Fund (c)	154,099,681	927,680,078
Fidelity Series Real Estate Income Fund (c)	2,332,355	22,343,966
TOTAL BOND FUNDS (Cost $1,469,743,810)		1,176,184,093

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	19,992,714	19,996,712
Fidelity Series Government Money Market Fund 5.17% (c)(e)	185,784,089	185,784,089
Fidelity Series Short-Term Credit Fund (c)	128,101	1,231,053
TOTAL SHORT-TERM FUNDS (Cost $207,007,878)		207,011,854

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $14,494,669,319)	16,331,904,147
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,552,756)
NET ASSETS - 100.0%	16,328,351,391

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,239	Sep 2023	363,628,359	(6,140,280)	(6,140,280)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3,693	Sep 2023	395,497,219	(6,113,549)	(6,113,549)

TOTAL PURCHASED					(12,253,829)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	573	Sep 2023	128,588,363	(3,983,583)	(3,983,583)
ICE MSCI EAFE Index Contracts (United States)	775	Sep 2023	83,525,625	(619,861)	(619,861)
ICE MSCI Emerging Markets Index Contracts (United States)	2,871	Sep 2023	143,248,545	1,293,889	1,293,889

TOTAL SOLD					(3,309,555)

TOTAL FUTURES CONTRACTS					(15,563,384)
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $24,226,710.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	28,072,175	110,292,920	118,368,383	348,812	-	-	19,996,712	0.1%
Total	28,072,175	110,292,920	118,368,383	348,812	-	-	19,996,712

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	14,024,642	295,425	371,049	2,060	(9,145)	(289,644)	13,650,229
Fidelity Series All-Sector Equity Fund	276,950,778	4,769,814	19,115,167	-	(683,428)	27,450,004	289,372,001
Fidelity Series Blue Chip Growth Fund	762,756,352	20,758,271	102,528,664	-	3,781,317	118,982,951	803,750,227
Fidelity Series Canada Fund	450,738,101	21,445,969	13,921,659	-	1,599,353	16,201,643	476,063,407
Fidelity Series Commodity Strategy Fund	108,063,895	13,741,350	2,307,780	-	(95,814)	(2,629,143)	116,772,508
Fidelity Series Emerging Markets Debt Fund	76,680,582	4,158,950	1,769,851	1,165,690	(87,847)	608,678	79,590,512
Fidelity Series Emerging Markets Debt Local Currency Fund	26,169,689	498,718	653,814	-	4,742	764,766	26,784,101
Fidelity Series Emerging Markets Fund	272,359,436	107,249,281	2,322,363	-	223,036	7,492,045	385,001,435
Fidelity Series Emerging Markets Opportunities Fund	1,849,415,669	-	50,696,448	-	7,284,029	45,668,972	1,851,672,222
Fidelity Series Floating Rate High Income Fund	14,271,894	616,335	376,322	322,971	1,116	144,001	14,657,024
Fidelity Series Government Money Market Fund 5.17%	155,699,825	53,260,016	23,175,752	1,988,709	-	-	185,784,089
Fidelity Series Growth Company Fund	1,422,982,835	27,637,753	161,968,911	-	(5,273,218)	214,766,521	1,498,144,980
Fidelity Series High Income Fund	77,096,486	6,753,572	1,644,197	1,180,015	2,640	117,499	82,326,000
Fidelity Series International Credit Fund	4,792,560	36,344	31,957	36,345	(41)	(43,329)	4,753,577
Fidelity Series International Growth Fund	1,191,028,847	35,499,170	24,713,313	-	4,242,145	44,267,710	1,250,324,559
Fidelity Series International Small Cap Fund	325,148,784	8,478,600	6,774,640	-	1,083,318	3,410,706	331,346,768
Fidelity Series International Value Fund	1,187,901,813	48,822,108	32,875,676	-	2,418,881	48,374,553	1,254,641,679
Fidelity Series Intrinsic Opportunities Fund	287,263,839	8,766,276	13,125,615	-	(180,622)	12,566,792	295,290,670
Fidelity Series Investment Grade Bond Fund	3,801,274	861,508	197,215	42,542	(2,977)	(63,984)	4,398,606
Fidelity Series Large Cap Stock Fund	1,336,170,638	23,094,527	56,533,429	-	5,814,608	88,318,542	1,396,864,886
Fidelity Series Large Cap Value Index Fund	418,597,387	16,871,992	16,540,333	-	957,275	16,832,615	436,718,936
Fidelity Series Long-Term Treasury Bond Index Fund	896,596,873	76,688,398	17,739,172	6,708,896	152,600	(28,018,621)	927,680,078
Fidelity Series Opportunistic Insights Fund	847,968,876	14,659,768	56,425,458	-	(1,835,347)	85,932,385	890,300,224
Fidelity Series Overseas Fund	1,189,866,438	37,855,716	30,749,337	-	2,795,807	51,057,955	1,250,826,579
Fidelity Series Real Estate Income Fund	23,927,903	941,765	2,714,413	415,402	(191,274)	379,985	22,343,966
Fidelity Series Short-Term Credit Fund	1,121,732	123,044	8,242	8,282	180	(5,661)	1,231,053
Fidelity Series Small Cap Core Fund	-	2,371,885	16,267	1,451	499	112,951	2,469,068
Fidelity Series Small Cap Discovery Fund	121,843,647	6,812,950	7,622,113	276,837	25,973	5,197,880	126,258,337
Fidelity Series Small Cap Opportunities Fund	409,803,131	13,500,204	23,445,588	-	(602,138)	22,522,674	421,778,283
Fidelity Series Stock Selector Large Cap Value Fund	932,961,925	33,498,098	34,837,804	-	1,599,585	41,403,992	974,625,796
Fidelity Series Value Discovery Fund	832,483,897	39,981,748	25,905,419	-	1,164,258	24,004,220	871,728,704
	15,518,489,748	630,049,555	731,107,968	12,149,200	24,189,511	845,529,658	16,287,150,504

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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